Goodwill and Intangible Assets (Details) - Schedule of Goodwill - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill [Line Items]
Beginning Balance	$ 7,673	$ 6,588
Goodwill additions through acquisitions		18,400
Goodwill impairment	(7,571)	(14,789)
Valuation measurement period adjustments		(2,233)
Exchange rate fluctuation	(102)	(293)
Ending Balance		7,673
Less discontinued operations		(5,546)
Saves
Goodwill [Line Items]
Goodwill impairment	(700)
Indoor Intelligence
Goodwill [Line Items]
Goodwill impairment	(29,100)	(22,200)
Less discontinued operations | Impairment
Goodwill [Line Items]
Goodwill impairment	5,540	11,896
Continuing operations
Goodwill [Line Items]
Beginning Balance	2,127
Ending Balance		2,127
Continuing operations | Impairment
Goodwill [Line Items]
Goodwill impairment	(2,031)	(2,893)
Systat | Saves
Goodwill [Line Items]
Beginning Balance	695	520
Goodwill additions through acquisitions		200
Goodwill impairment	(695)
Valuation measurement period adjustments		(25)
Exchange rate fluctuation
Ending Balance		695
Less discontinued operations
Systat | Continuing operations | Saves
Goodwill [Line Items]
Beginning Balance	695
Ending Balance		695
GTX | Indoor Intelligence
Goodwill [Line Items]
Beginning Balance	1	2
Goodwill additions through acquisitions
Goodwill impairment	(1)	(1)
Valuation measurement period adjustments
Exchange rate fluctuation
Ending Balance		1
Less discontinued operations
GTX | Continuing operations | Indoor Intelligence
Goodwill [Line Items]
Beginning Balance	1
Ending Balance		1
Nanotron | Indoor Intelligence
Goodwill [Line Items]
Beginning Balance	1,119	3,931
Goodwill additions through acquisitions
Goodwill impairment	(1,035)	(2,263)
Valuation measurement period adjustments		(255)
Exchange rate fluctuation	(84)	(294)
Ending Balance		1,119
Less discontinued operations
Nanotron | Continuing operations | Indoor Intelligence
Goodwill [Line Items]
Beginning Balance	1,119
Ending Balance		1,119
Locality | Indoor Intelligence
Goodwill [Line Items]
Beginning Balance		672
Goodwill additions through acquisitions
Goodwill impairment		(689)
Valuation measurement period adjustments
Exchange rate fluctuation		17
Ending Balance
Less discontinued operations
Locality | Continuing operations | Indoor Intelligence
Goodwill [Line Items]
Beginning Balance
Ending Balance
Jibestream | Indoor Intelligence
Goodwill [Line Items]
Beginning Balance	480	1,463
Goodwill additions through acquisitions
Goodwill impairment	(474)	(967)
Valuation measurement period adjustments
Exchange rate fluctuation	(6)	(16)
Ending Balance		480
Less discontinued operations		(480)
Jibestream | Continuing operations | Indoor Intelligence
Goodwill [Line Items]
Beginning Balance
Ending Balance
CXApp | Indoor Intelligence
Goodwill [Line Items]
Beginning Balance	5,066
Goodwill additions through acquisitions		17,432
Goodwill impairment	(5,066)	(10,239)
Valuation measurement period adjustments		(2,127)
Exchange rate fluctuation
Ending Balance		5,066
Less discontinued operations		(5,066)
CXApp | Continuing operations | Indoor Intelligence
Goodwill [Line Items]
Beginning Balance
Ending Balance
Game Your Game | Indoor Intelligence
Goodwill [Line Items]
Beginning Balance	153
Goodwill additions through acquisitions		286
Goodwill impairment	(153)	(307)
Valuation measurement period adjustments		174
Exchange rate fluctuation
Ending Balance		153
Less discontinued operations
Game Your Game | Continuing operations | Indoor Intelligence
Goodwill [Line Items]
Beginning Balance	153
Ending Balance		153
IntraNav | Indoor Intelligence
Goodwill [Line Items]
Beginning Balance	159
Goodwill additions through acquisitions		482
Goodwill impairment	(147)	(323)
Valuation measurement period adjustments
Exchange rate fluctuation	(12)
Ending Balance		159
Less discontinued operations
IntraNav | Continuing operations | Indoor Intelligence
Goodwill [Line Items]
Beginning Balance	159
Ending Balance		$ 159